SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2011
Securities Available For Sale
SECURITIES AVAILABLE FOR SALE
NOTE 3 – SECURITIES AVAILABLE FOR SALE

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2011
U. S. Treasury	$2,010	$7	$-	$2,017
Federal agencies	21,925	55	(73)	21,907
State and municipal	15,681	574	(20)	16,235
Mortgage–backed securities and collateralized mortgage obligations	259	10	-	269
Corporate obligations	1,747	13	(2)	1,758
Marketable equity securities	5	-	(4)	1
Total securities	$41,627	$659	$(99)	$42,187

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
U. S. Treasury	$3,564	$14	$-	$3,578
Federal agencies	25,693	174	(322)	25,545
State and municipal	18,087	275	(394)	17,968
Mortgage–backed securities and collateralized mortgage obligations	1,717	96	-	1,813
Corporate obligations	1,807	24	-	1,831
Marketable equity securities	15	2	(3)	14
Total securities	$50,883	$585	$(719)	$50,749

As of December 31, 2011 and 2010, the Company had approximately $12,171,000 and $16,070,000, respectively, invested in bonds issued by municipalities located within LaSalle County, Illinois.

Securities with an approximate carrying value of $21,160,000 and $42,557,000 were pledged at December 31, 2011 and 2010, respectively, to secure trust and public deposits, and for other purposes as required or permitted by law.

The fair value of contractual maturities of securities available for sale at December 31, 2011 were as follows.  Securities not due at a single maturity date, primarily mortgage–backed and equity securities, are shown separately.

	Amortized Cost	Fair Value
Within one year	$8,994	$9,044
One to five years	27,100	27,283
Five to ten years	4,144	4,474
After ten years	1,125	1,116
	41,363	41,917
Mortgage–backed securities and collateralized mortgage obligations	259	269
Marketable equity securities	5	1
Totals	$41,627	$42,187

Information regarding sales of securities available for sale is as follows:

	2011	2010
Proceeds	$11,821	$15,117
Gross gains	306	342
Gross losses	(10)	-
Tax expense	101	116

Certain investments in debt and marketable equity securities are reported in the financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2011 and 2010 was $21.9 million and $20.5 million, respectively, which was approximately 51.9% and 40.4% of the Company’s available for sale investment portfolio at those dates.

The following table shows our investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Federal agencies	$15,853	$(73)	$-	$-	$15,853	$(73)
State and municipal	5,182	(18)	202	(2)	5,384	(20)
Corporate obligations	644	(2)	-	-	644	(2)
Marketable equity securities	-	-	1	(4)	1	(4)
Total temporarily impaired securities	$21,679	$(93)	$203	$(6)	$21,882	$(99)

December 31, 2010
Federal agencies	$14,189	$(322)	$-	$-	$14,189	$(322)
State and municipal	6,018	(389)	299	(5)	6,317	(394)
Marketable equity securities	2	(3)	-	-	2	(3)
Total temporarily impaired securities	$20,209	$(714)	$299	$(5)	$20,508	$(719)